Cover Document	Aug. 06, 2019
Cover page.
Title of 12(b) Security	Common Stock, $0.01 par value
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001710366
Amendment Flag	false
Entity File Number	001-38147
Entity Tax Identification Number	82-1954058
Document Period End Date	Aug. 06, 2019
Entity Registrant Name	CONSOL Energy Inc.
Entity Address, Address Line One	1000 CONSOL Energy Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	724
Local Phone Number	416-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	CEIX
Security Exchange Name	NYSE